CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Share capital	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Beginning balance at Dec. 31, 2022		$ 109	$ 394,941	$ (217,744)	$ (10,953)	$ 23,407	$ 189,760
Purchase of treasury stock		0	0	(18,259)	0	0	(18,259)
Issuance of shares upon exercise of options and vesting of RSUs		1	801	0	0	0	802
Share-based compensation related to options and RSUs granted to employees and non-employees		0	11,380	0	0	0	11,380
Cash dividends paid		0	0	0	0	(11,399)	(11,399)
Net income		0	0	0	0	8,780	8,780
Other comprehensive income		0	0	0	7,048	0	7,048
Ending balance at Dec. 31, 2023		110	407,122	(236,003)	(3,905)	20,788	188,112
Purchase of treasury stock		0	0	(14,328)	0	0	(14,328)
Issuance of shares upon exercise of options and vesting of RSUs		2	366	0	0	0	368
Share-based compensation related to options and RSUs granted to employees and non-employees		0	8,228	0	0	0	8,228
Cash dividends paid		0	0	0	0	(10,896)	(10,896)
Net income		0	0	0	0	15,311	15,311
Other comprehensive income		0	0	0	5,019	0	5,019
Ending balance at Dec. 31, 2024		112	415,716	(250,331)	1,114	25,203	191,814
Purchase of treasury stock		0	0	(30,599)	0	0	(30,599)
Issuance of shares upon exercise of options and vesting of RSUs	[1]	0	251	0	0	0	251
Share-based compensation related to options and RSUs granted to employees and non-employees		0	6,510	0	0	0	6,510
Cash dividends paid		0	0	0	0	(10,934)	(10,934)
Net income		0	0	0	0	8,955	8,955
Other comprehensive income		0	0	0	5,302	0	5,302
Ending balance at Dec. 31, 2025		$ 112	$ 422,477	$ (280,930)	$ 6,416	$ 23,224	$ 171,299

[1]	Represents an amount lower than $1 thousands.